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                            UAM FUNDS
                         DSI PORTFOLIOS

                SUPPLEMENT DATED JANUARY 22, 1996
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
  FEBRUARY 22, 1995, AS REVISED FEBRUARY 28, 1995 AND JUNE 15, 1995,
      AND AS SUPPLEMENTED JULY 3, 1995 AND OCTOBER 31, 1995

The following information supplements the "Investment Adviser" section:

    DSI DISCIPLINED VALUE PORTFOLIO - INSTITUTIONAL CLASS AND
               INSTITUTIONAL SERVICE CLASS SHARES

PHILOSOPHY/STYLE:
DSI's equity portfolio management approach is "value-oriented" and makes use of a proprietary screen to rank a universe of 1,000 stocks according to relative attractiveness. The firm's philosophy is derived from DSI's belief that low P/E, high yield portfolios will generate superior results over time. Portfolios are built from the "bottom-up," stock-by-stock, subject to a disciplined diversification process which is intended to avoid becoming overly concentrated in any one segment of the market. The objective is to provide more consistent and less volatile performance than other typical value managers.

REPRESENTATIVE INSTITUTIONAL CLIENTS:
     -    American Airlines
     -    Raytheon Corp.
     -    Bank of Boston
     -    Guy Gannett Publishing
     -    Reed & Barton

It is not known whether the listed clients approve or disapprove of the Adviser or the advisory services provided. The Adviser used objective criteria in compiling the client list, such as account size, geographic location and client classification. The Adviser did not use any performance based criteria.

DSI LIMITED MATURITY BOND PORTFOLIO - INSTITUTIONAL CLASS SHARES

PHILOSOPHY/STYLE:
DSI's fixed income philosophy is based on the premise that investing for yield will produce superior results over the long term. Therefore, the fixed income portfolio is constructed primarily of corporate bonds, mortgage pass-throughs and other high yielding sectors of the investment grade bond market. Modest amounts of less than investment grade issues are used for yield and diversification. The portfolio is built with an emphasis on: higher yield relative to the benchmark in order to provide superior investment return; investment grade securities to provide safety of principal and stability; limited interest rate anticipation to control market risk; and broad diversification by sector and subsector to control portfolio risk.

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REPRESENTATIVE INSTITUTIONAL CLIENTS:
     -    American Airlines
     -    Raytheon Corp.
     -    Bank of Boston
     -    Guy Gannett Publishing
     -    Reed & Barton

It is not known whether the listed clients approve or disapprove of the Adviser or the advisory services provided. The Adviser used objective criteria in compiling the client list, such as account size, geographic location and client classification. The Adviser did not use any performance based criteria.